Trade and other payables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Trade and other payables:
Trade payables		$ 648		$ 3,975	$ 407
Other accrued liabilities		4,086		1,698	1,096
DSU liability (note 8 (b) (iii))	$ 761	761	$ 1,772	1,772	489
Total trade and other current payables		$ 5,495		$ 7,445	$ 1,992	$ 1,992